Long-Term Debt - Schedule of Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 10,287	$ 71,121	$ 36,871
Less: debt discount		12,200	3,498
Less: current portion	(3,839)	(51,635)	(1,600)
Total long-term debt book value, net	6,448	7,286	31,773
Term Loan [Member]
Debt Instrument [Line Items]
Total debt	2,500	2,800	3,000
Equipment Advances [Member]
Debt Instrument [Line Items]
Total debt	2,937	3,636	5,036
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Total debt		4,850
Convertible Notes [Member]
Debt Instrument [Line Items]
Total debt		59,835	28,835
Less: debt discount		12,200	$ 3,498
Program Note [Member]
Debt Instrument [Line Items]
Total debt	$ 4,850	$ 4,850